Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000099791
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Full Discretion Institutional Securitized Fund
Class Name	Institutional Class Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Loomis Sayles Full Discretion Institutional Securitized Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://info.loomissayles.com/full-discretion-funds. You can also request this information by contacting us at 1-800-343-2029.
Additional Information Phone Number	1-800-343-2029
Additional Information Website	https://info.loomissayles.com/full-discretion-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The ICE BofA US ABS & CMBS Index (TR) (USD) (the index), a broad measure of the securitized credit market, posted a total return of 9.41%. Over the same time period, the fund generated a return of 19.46%, significantly outperforming its benchmark by 1,005 basis points.

Spread and specific contribution were positive for the period given the funds deeper credit exposure relative to the benchmark. The fund’s effective duration as of October 31, 2024 was 2.44, approximately 0.07 years shorter than that of the index.

Commercial ABS, CLOs, RMBS, CMBS, and Consumer ABS led account outperformance. Commercial ABS was the largest contributor to outperformance for the period. An overweight of issues backed by aircraft leases in commercial ABS led outperformance within the subsectors, followed by an allocation to lower mezzanine CLOs, and an allocation to special situation CMBS conduit subs. On the negative side relative to the benchmark, an underweight position to agency CMBS had a slight negative impact.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares - $17110	Bloomberg U.S. Aggregate Bond Index (USD)* - $11593	ICE BofA US ABS & CMBS Index (TR) (USD) - $12494
Oct/14	$10000	$10000	$10000
Oct/15	$10417	$10196	$10154
Oct/16	$10983	$10641	$10483
Oct/17	$11959	$10737	$10674
Oct/18	$12471	$10517	$10704
Oct/19	$13296	$11727	$11535
Oct/20	$12897	$12453	$11965
Oct/21	$14188	$12393	$12140
Oct/22	$13286	$10450	$11039
Oct/23	$14323	$10487	$11419
Oct/24	$17110	$11593	$12494

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares	19.46%	5.17%	5.52%
Bloomberg U.S. Aggregate Bond Index (USD)*	10.55%	-0.23%	1.49%
ICE BofA US ABS & CMBS Index (TR) (USD)	9.41%	1.61%	2.25%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 376,266,155
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$376,266,155	249	$-	39%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Other Investment	0.0%
Corporate Obligation	0.8%
U.S. Treasury Obligation	0.8%
Short-Term Investment	4.8%
Residential Mortgage-Backed Obligation	10.9%
Commercial Mortgage-Backed Obligations	19.1%
Asset-Backed Securities	64.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
FHLMC POOL, Ser 2023-2326	4.450%	12/01/32	1.8%
Harbour Aircraft Investments, Ser 2017-1, Cl C	10.000%	11/15/37	1.6%
Harbour Aircraft Investments, Ser 2017-1, Cl A	6.000%	11/15/37	1.5%
Fortiva Retail Credit Master Note Business Trust, Ser 2024-ONE, Cl C	12.560%	11/15/29	1.4%
AIM Aviation Finance, Ser 2015-1A, Cl B1	5.072%	02/15/40	1.4%
Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl D	3.710%	08/20/27	1.3%
AASET Trust, Ser 2020-1A, Cl B	4.335%	01/16/40	1.2%
Palmer Square CLO, Ser 2024-2A, Cl E, TSFR3M + 5.700%	10.994%	07/20/37	1.1%
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl D	4.797%	05/10/47	1.1%
Frontier Issuer, Ser 2024-1, Cl C	11.160%	06/20/54	1.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-343-2029
Updated Prospectus Web Address	https://info.loomissayles.com/full-discretion-funds